INCOME TAXES - Gross deferred tax assets and gross deferred tax liabilities (Details 2) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan losses		$ 3,251	$ 2,743
Depreciation		160	41
Net operating loss carryforward		16	25
Employee benefit plans and share-based compensation plans		2,498	1,979
Deferred loan fees, net		339	238
Reserve for unfunded commitments		31	39
Net unrealized loss on securities		107	0
Other		109	140
Gross deferred tax assets		6,511	5,205
Deferred tax liabilities:
Prepaid expenses		(45)	(64)
FHLB restructure fees		(29)	(52)
Net unrealized holding gain on securities		0	(169)
Gross deferred tax liabilities		(74)	(285)
Net deferred tax asset	$ 6,589	$ 6,437	$ 4,920